Class A and C Prospectus | UBS Total Return Bond Fund
UBS Total Return Bond Fund
Investment objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income.
Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in “Managing your fund account” on page 21 of the Fund’s prospectus and in “Reduced sales charges, additional purchase, exchange and redemption information and other services” on page 109 of the Fund’s statement of additional information (“SAI”).

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Class A and C Prospectus - UBS Total Return Bond Fund	Class A		Class C
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	3.75%		none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	none	[1]	0.75%
Redemption fee (as a % of amount redeemed within 90 days from the date the Fund commenced investment operations)	none		none
[1]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A and C Prospectus - UBS Total Return Bond Fund		Class A	Class C
Management fees		0.50%	0.50%
Distribution and/or service (12b-1) fees		0.25%	0.75%
Other expenses	[1]	0.31%	0.31%
Total annual fund operating expenses		1.06%	1.56%
Less management fee waiver/expense reimbursements		0.31%	0.31%
Total annual fund operating expenses after management fee waiver/expense reimbursements	[2]	0.75%	1.25%
[1]	"Other expenses" are based on estimates for the current fiscal year.
[2]	The Trust, with respect to the Fund, and UBS Asset Management (Americas) Inc. (formerly, UBS Global Asset Management (Americas) Inc.), the Fund's investment advisor ("UBS AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 27, 2017, do not exceed 0.75% for Class A shares and 1.25% for Class C shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. The fee waiver/expense reimbursement agreement may be terminated by the Fund's Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, UBS AM (Americas)'s three year recoupment rights will survive.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Class A and C Prospectus - UBS Total Return Bond Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	449	670	909	1,594
Class C	202	462	821	1,830

Expense Example No Redemption	1 year	3 years	5 years	10 years
Class A and C Prospectus | UBS Total Return Bond Fund | Class C | USD ($)	127	462	821	1,830

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the Predecessor Fund’s fiscal year ended September 30, 2015, the Predecessor Fund’s portfolio turnover was 26%.

Principal strategies
Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds and/or instruments that provide exposure to bond markets.

For purposes of the Fund’s 80% policy above, the Fund’s investments in bonds include a variety of fixed income securities, which may include, but are not limited to, securities of the US government, its agencies and government-sponsored enterprises, securities guaranteed by the US government, corporate debt securities of US and non-US issuers, including convertible securities, obligations of non-US governments or their subdivisions, agencies and government-sponsored enterprises, obligations of international agencies or supranational entities, mortgage-backed (including commercial and residential mortgage-backed securities) and asset-backed securities, and other securitized and structured securities.

Under normal circumstances, the Fund will invest at least 75% of its net assets in securities that, at the time of purchase, are rated investment grade by an independent rating agency (or, if unrated, are deemed to be of comparable quality by the Advisor), but may invest up to 25% in securities rated below investment grade (also known as lower-rated or “junk bonds”).

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.

The Fund invests in the United States and abroad, including emerging markets, and may purchase securities issued by domestic and foreign issuers.  However, the Fund expects to limit foreign currency exposure to 25% of its net assets.  Furthermore, no more than 25% of the Fund’s net assets may be invested in emerging markets securities.  Depending on its assessment of market conditions, the Advisor may choose to allocate the Fund’s assets in any combination among these types of investments or may choose not to invest in these types of investments.

The Fund may, but is not required to, use exchange-traded or over-the-counter (“OTC”) derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The derivatives in which the Fund may invest include options (including, options on futures, forwards and swap agreements), futures, forward agreements, swap agreements (including, interest rate, total return, currency, credit default and inflation swaps), credit-linked securities and structured investments. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; or to establish net short positions for individual sectors, markets, currencies or securities.  The Fund may use options, futures, swap agreements, credit-linked securities and structured investments to adjust the Fund’s portfolio duration.

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Management process

The Advisor’s investment strategy is based on identifying compelling and attractive opportunities where the Advisor believes that the return profile sufficiently compensates for the risk of owning a position. The Advisor focuses on identifying relative value opportunities and discrepancies between observable market prices and the Advisor’s own estimates of fundamental value across various maturities, sectors and issuers.

The investment process combines both a top-down and bottom-up dynamic approach to exploit diversified sources of alpha. The Advisor makes active decisions related to top-down factors, including duration, yield curve, and sector positioning. After defining these parameters, portfolio managers and credit research analysts work in close collaboration to develop investment themes for industry overweights and underweights as well as to determine the portions of the credit curve that are most attractive. The team then works to select securities to build optimal portfolios using bottom-up research and analysis.

Main risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates. The risks associated with rising interest rates may be more pronounced in the near future due to the current period of historically low rates.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Illiquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Illiquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Illiquidity risk can be more pronounced in periods of market turmoil.

High yield bond risk: The risk that the issuer of bonds with ratings of BB (Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings, Inc. (“Fitch”)) or Ba (Moody’s Investors Service, Inc. (“Moody’s”)) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation (also known as lower-rated or “junk bonds”). These securities are considered to be predominately speculative with respect to an issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer’s default or downgrade than investment grade (higher quality) bonds.

Mortgage- and asset-backed securities risk: The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund.

Market risk: The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Foreign investing risk: The value of the Fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.

Derivatives risk: The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations). Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Portfolio turnover risk: High portfolio turnover from frequent trading will increase the Fund’s transaction costs and may increase the portion of the Fund’s capital gains that are realized for tax purposes in any given year. The Fund does not restrict the frequency of trading in order to limit expenses or the tax effect that its distributions may have on shareholders.

Performance
Risk/return bar chart and table

The Fund is newly organized. The Fund’s Class P shares acquired the assets and liabilities of the Fort Dearborn Income Securities, Inc., a closed-end fund (the “Predecessor Fund”), prior to the opening of business on May 23, 2016 (the “Reorganization”). The Predecessor Fund was also managed by the Advisor, and the day-to-day management of, and investment decisions for, the Fund and the Predecessor Fund are made by the same portfolio management team. The Funds have generally similar investment objectives and strategies. Therefore, the information shown below reflects the historical performance of the Predecessor Fund.

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The Class A and Class C shares of the Fund are new classes so the bar chart and average annual return table show the performance of the Predecessor Fund’s performance adopted by the Class P shares of the Fund.  Returns for the Class A shares and Class C shares will differ from the Class P shares to the extent that the Class A shares and Class C shares are subject to shareholder services fees and/or distribution fees.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The performance information shown is for the Predecessor Fund and may not be representative of performance of the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at https://www.ubs.com/us/en/asset_management/performance.htm.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class P shares' after-tax returns shown.

Total return1

1 Returns are for a class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Total return January 1 – April 30, 2016: 3.15% Best quarter during calendar years shown—3Q 2009: 10.32% Worst quarter during calendar years shown—3Q 2008: (8.01)%
Average annual total returns (for the periods ended December 31, 2015)
Average Annual Returns - Class A and C Prospectus - UBS Total Return Bond Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class P	[1]	(3.04%)	4.60%	5.66%	Dec. 19, 1972
After Taxes on Distributions | Class P	[1]	(4.79%)	2.35%	3.40%
After Taxes on Distributions and Sale of Fund Shares | Class P	[1]	(1.70%)	2.85%	3.63%
Barclays US Aggregate Index	[1]	0.55%	3.25%	4.51%
[1]	Returns are for a class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.